UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2009
Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2911 Turtle Creek Blvd.
      	 Suite 405
	 Dallas, TX  75219

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 219-1416

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX      June 30, 2009
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	71
Form 13F Information Table Value Total:	$125,373


List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     1387 29480.00 SH       Sole                 28925.00            130.00
ACCENTURE LTD                  COM              G1150G111     2353 70329.00 SH       Sole                 70000.00            329.00
ACTIVISION BLIZZARD INC        COM              00507V109     1908 151054.00SH       Sole                151054.00
AMPHENOL CORP                  COM              032095101      881 27839.00 SH       Sole                 27839.00
APACHE CORP.                   COM              037411105     1869 25900.00 SH       Sole                 25900.00
AT&T CORP COM                  COM              00206R102     2414 97192.00 SH       Sole                 94000.00           1192.00
BANK OF AMERICA CORP.          COM              060505104     2773 210050.00SH       Sole                210050.00
BEST BUY COMPANY INC.          COM              086516101     1765 52700.00 SH       Sole                 52700.00
BROADCOM CORP CL A             COM              111320107     1541 62165.00 SH       Sole                 60230.00            320.00
CHEVRON CORP.                  COM              166764100     1938 29249.00 SH       Sole                 28745.00            204.00
CISCO SYS INC                  COM              17275R102     2108 113025.00SH       Sole                108825.00           2700.00
CITIGROUP INC                  COM              172967101      119 40000.00 SH       Sole                 40000.00
COCA COLA CO.                  COM              191216100     2640 55010.00 SH       Sole                 54060.00            100.00
CORNING INC                    COM              219350105     1270 79100.00 SH       Sole                 79100.00
COVIDIEN LTD                   COM              G2552X108     1641 43840.00 SH       Sole                 42900.00            440.00
CSX CORP                       COM              126408103     2347 67775.00 SH       Sole                 67045.00            230.00
CVB FINANCIAL CORP             COM              126600105       64 10764.00 SH       Sole                  8964.00            600.00
CVS CORP                       COM              126650100     1980 62142.00 SH       Sole                 61760.00            382.00
DEVON ENERGY CORP              COM              25179M103     1828 33550.00 SH       Sole                 33550.00
DOMINION RES INC               COM              25746U109     1089 32585.00 SH       Sole                 32435.00            150.00
DR PEPPER SNAPPLE GRP          COM              26138E109     1066 50300.00 SH       Sole                 50300.00
DUN & BRADSTREET CORP          COM              26483E100     1754 21596.00 SH       Sole                 21425.00            171.00
EDWARDS LIFESCIENCES GRP       COM              28176E108     2183 32095.00 SH       Sole                 31995.00            100.00
EXXON MOBIL CORP               COM              30231G102     3842 54952.00 SH       Sole                 53775.00            535.00
FAMILY DOLLAR STORES           COM              307000109     1657 58565.00 SH       Sole                 58075.00            490.00
FMC CORP.                      COM              302491303      857 18116.00 SH       Sole                 17616.00
FPL GROUP INC                  COM              302571104     1743 30650.00 SH       Sole                 30650.00
GAMESTOP CORP                  COM              36467W109     1432 65065.00 SH       Sole                 65065.00
GENERAL MLS INC                COM              370334104     1216 21705.00 SH       Sole                 21225.00            480.00
GILEAD SCIENCES INC            COM              375558103     1195 25510.00 SH       Sole                 25510.00
GOLDMAN SACHS GROUP            COM              38141G104     1858 12605.00 SH       Sole                 12605.00
GOODRICH CORP.                 COM              382388106     2036 40752.00 SH       Sole                 39985.00            267.00
GOOGLE INC                     COM              38259P508     1849  4385.00 SH       Sole                  4385.00
HEINZ H J CO                   COM              423074103     1664 46620.00 SH       Sole                 45430.00            590.00
HESS CORP                      COM              42809H107     1222 22740.00 SH       Sole                 22500.00            240.00
HEWLETT PACKARD CO             COM              428236103     2405 62225.00 SH       Sole                 60465.00           1160.00
HUDSON CITY BANCORP            COM              443683107     1550 116635.00SH       Sole                114035.00           1200.00
INTERNATIONAL BUS MACH         COM              459200101     2575 24660.00 SH       Sole                 23910.00            250.00
JOHNSON & JOHNSON              COM              478160104     2627 46255.00 SH       Sole                 44900.00            655.00
JP MORGAN & CO.                COM              46625H100     2467 72335.00 SH       Sole                 70235.00           1100.00
KOHLS CORP                     COM              500255104     1508 35280.00 SH       Sole                 35280.00
KRAFT FOODS INC                COM              50075N104     1278 50440.00 SH       Sole                 49320.00            120.00
LOCKHEED MARTIN CORP           COM              539830109      746  9250.00 SH       Sole                  9250.00
MASTERCARD                     COM              57636Q104     1062  6350.00 SH       Sole                  6330.00             20.00
MCAFEE INC                     COM              579064106     1804 42750.00 SH       Sole                 42750.00
MCDONALDS CORP                 COM              580135101     2206 38375.00 SH       Sole                 36805.00            570.00
MCKESSON HBOC INC              COM              58155Q103     2710 61600.00 SH       Sole                 60500.00            500.00
MICROSOFT CORP                 COM              594918104     2907 122283.00SH       Sole                119100.00           1883.00
NATIONAL OILWELL INC           COM              637071101      628 19215.00 SH       Sole                 19100.00            115.00
NIKE INC                       COM              654106103     2115 40855.00 SH       Sole                 40400.00            455.00
NORTHERN TRUST CORP.           COM              665859104     1257 23410.00 SH       Sole                 22000.00            810.00
NUCOR CORP                     COM              670346105     1431 32200.00 SH       Sole                 32200.00
OCCIDENTAL PETE CORP           COM              674599105     1168 17745.00 SH       Sole                 16865.00            880.00
ORACLE CORP                    COM              68389X105     3006 140325.00SH       Sole                137225.00           1100.00
PEABODY ENERGY CORP            COM              704549104     1676 55564.00 SH       Sole                 55564.00
PNC FINANCIAL SERVICES GROUP   COM              693475105     1179 30380.00 SH       Sole                 30380.00
PROCTOR & GAMBLE               COM              742718109     2612 51120.00 SH       Sole                 50100.00            320.00
PROGRESS ENERGY INC            COM              743263105     1717 45380.00 SH       Sole                 44530.00            520.00
SILGAN HOLDINGS INC            COM              827048109      884 18035.00 SH       Sole                 18035.00
SMITH INTL INC                 COM              832110100      840 32635.00 SH       Sole                 32115.00            520.00
STATE STR CORP                 COM              857477103     1959 41495.00 SH       Sole                 40500.00            495.00
TEVA PHARMACEUTICAL            COM              881624209     3051 61840.00 SH       Sole                 60700.00           1140.00
THERMO FISHER SCIENTIFIC       COM              883556102     1745 42800.00 SH       Sole                 42200.00
TJX COS INC NEW                COM              872540109     2194 69750.00 SH       Sole                 69750.00
TRANSOCEAN INC                 COM              H8817H100     1055 14197.01 SH       Sole                 14045.00            152.01
UNITED TECHNOLOGIES CP         COM              913017109     2075 39940.00 SH       Sole                 38975.00            565.00
UNUMPROVIDENT CORP             COM              91529Y106     1454 91650.00 SH       Sole                 91650.00
VERIZON COMMUNICATIONS         COM              92343V104     2039 66348.00 SH       Sole                 65500.00            848.00
WAL MART STORES, INC.          COM              931142103     1903 39290.00 SH       Sole                 38900.00            115.00
WASTE MANAGEMENT INC           COM              94106L109     1729 61403.00 SH       Sole                 60720.00            168.00
WELLS FARGO & CO               COM              949746101     2320 95640.00 SH       Sole                 95640.00